MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.  TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS, AUGUST 31, 2000            NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

The 12-month period ended August 31, 2000, proved to be an extremely difficult one for high-yield bond investors, as the high-yield market remained mired in one of its worst slumps in the past 20 years. Concern over a rapidly growing U.S. economy and the threat of inflation prompted the Federal Reserve Board to continue its policy of raising short-term interest rates. As a result of the Fed's actions and the ensuing higher-interest-rate environment, the financial markets became worried about a potential hard landing for the U.S. economy and its effect on future corporate earnings. These fears resulted in an extremely weak fixed-income market during 1999 and an increasingly volatile equity market in the first half of 2000. As investors became more risk averse, we witnessed a severe flight to quality in the fixed-income markets, with the high-yield sector being hit exceptionally hard. Much as in the last major high-yield market correction ten years ago, significant investor outflows have greatly exaggerated the decline, creating an extremely oversold market.

Credit spreads within the fixed-income markets widened dramatically over the past year and a half as investors came to favor higher-quality securities. As a result of this flight to quality, the yield spread between high-yield bonds and comparable U.S. government securities is now approaching its widest margin in history. Spreads have also broadened between the different tiers within the high-yield sector as investors have gravitated toward the highest-quality end of the marketplace. As a result of this trend, lower-yielding, higher-quality BB-rated bonds have held up significantly better than those in the higher-yielding, lower-quality B-rated sector. Much as we saw in the high-yield bear market of 1989 and 1990, investors' reactions have resulted in a sharp decline in the prices of many high-yield bonds, driving market yields substantially higher in the process so that yield spreads on many B-rated bonds are approaching their highest levels on record.

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
LETTER TO THE SHAREHOLDERS, AUGUST 31, 2000, CONTINUED

PERFORMANCE

During the twelve-month period ended August 31, 2000, Morgan Stanley Dean Witter High Yield Securities' Class A and D shares produced returns of -8.88 percent and -8.69 percent, respectively. The Fund underperformed the Lehman Brothers U.S. Corporate High Yield Index, which returned 1.13 percent. For the same period, the Fund's Class B and C shares had total returns of -9.39 percent and -9.66 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures shown assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's underperformance relative to its benchmark was due primarily to focus on the B-rated sector of the high-yield market. As outlined above, B-rated securities sharply underperformed the higher-quality end of the high-yield market.

PORTFOLIO STRATEGY

As discussed, the past year and a half has been one of the most difficult periods for the high-yield market, particularly the B-rated sector, the market's largest one. As a result of the substantial weakness in the high-yield market, we have seen high-yield bond prices decline sharply and yields rise dramatically over this period. Although the Fund's position in the more defensive, higher-quality end of the market held up relatively well in the turbulent market environment, its long-term core position in the B-rated sector was adversely affected over the past year. With prices on many high-yield issues at or near 10-year lows and currently trading at significant discounts to their stated maturity value, we currently view the high-yield sector as extremely undervalued, although the timing of a recovery is still very uncertain at this point. As the market outlook improves over time, we would expect to see investor flows turn positive once again, creating strong demand for many of today's depressed high-yield bonds. In light of our positive long-term outlook based on historically low valuations, we are maintaining our focus on this sector of the market, which we believe offers the Fund long-term total return potential.

From an industry perspective we view the telecommunications sector as a potentially rewarding investment opportunity, given the worldwide movement toward providing expanded global telecommunications services, including voice, video and data services over a combination of hardline and wireless networks. The powerful combination of exciting growth prospects for the industry over the next few years, along with the likelihood of the formation of strategic partnerships with other major

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
LETTER TO THE SHAREHOLDERS, AUGUST 31, 2000, CONTINUED

players, provides a fundamental backdrop for strong revenue growth, higher profitability and future significant credit improvement. Included among the Fund's current holdings are a number of telecom companies that over the past year have either announced important strategic partnerships or have raised equity capital to fuel future growth and profits. With the recent high-yield market weakness we have seen many of these telecom bonds decline sharply in price as investor nervousness spread to this large but volatile sector of the market. Despite the recent sector weakness, we view the longer-term prospects of this important industry very positively and feel that at today's depressed levels many of these bonds represent outstanding investment opportunities.

LOOKING AHEAD

In light of today's substantially higher yields, near-record yield spreads over U.S. government bonds and significantly discounted bond prices, we view the high-yield market as a potentially rewarding long-term investment opportunity. Assuming a soft landing in the economy with growth continuing into 2001, we would expect the high-yield market to recover over time and bond prices to rebound from their current extremely depressed levels, much as they did in the early 1990s period following the last high-yield bear market. Although the B-rated segment of the market has clearly not been a good investment performer over the past 18 months, we remain confident that its attractive yield and capital appreciation potential remain intact for long-term investors.

We appreciate your ongoing support of Morgan Stanley Dean Witter High Yield Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FUND PERFORMANCE AUGUST 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS A AND D SHARES
($ in Thousands)

              CLASS A     CLASS D    LEHMAN(4)
August 1990      $9,575     $10,000    $10,000
August 1991      $9,997     $10,467    $12,463
August 1992     $13,509     $14,178    $15,110
August 1993     $16,480     $17,339    $17,346
August 1994     $16,592     $17,500    $17,916
August 1995     $18,532     $19,596    $20,398
August 1996     $20,533     $21,765    $22,367
August 1997     $23,558     $25,032    $25,715
August 1998     $23,652     $25,190    $26,543
August 1999     $24,000     $25,611    $27,633
August 2000  $21,869(3)  $23,385(3)    $27,944

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                               AVERAGE ANNUAL TOTAL RETURNS
   ---------------------------------------------------------------------------------------------------------------------
                       CLASS A SHARES*                                              CLASS B SHARES**
   --------------------------------------------------------     --------------------------------------------------------
   PERIOD ENDED (8/31/00)                                       PERIOD ENDED (8/31/00)
   -------------------------                                    -------------------------
   1 Year                       (8.88)%(1)       (12.75)%(2)    1 Year                       (9.39)%(1)       (13.33)%(2)
   5 Years                       3.37(1)           2.47(2)      Since Inception (7/28/97)    (2.73)(1)         (3.16)(2)
   10 Years                      8.61(1)           8.14(2)

                       CLASS C SHARES+                                              CLASS D SHARES#
   --------------------------------------------------------     --------------------------------------------------------
   PERIOD ENDED (8/31/00)                                       PERIOD ENDED (8/31/00)
   -------------------------                                    -------------------------
   1 Year                       (9.66)%(1)       (10.45)%(2)    1 Year                       (8.69)%(1)
   Since Inception (7/28/97)    (2.84)(1)         (2.84)(2)     5 Years                       3.60(1)
                                                                10 Years                      8.87(1)

------------------------
PRIOR TO JULY 28, 1997 THE FUND OFFERED ONLY ONE CLASS OF SHARES. BECAUSE THE DISTRIBUTION ARRANGEMENT FOR CLASS A MOST CLOSELY RESEMBLED THE DISTRIBUTION ARRANGEMENT APPLICABLE PRIOR TO THE IMPLEMENTATION OF MULTIPLE CLASSES (I.E., CLASS A IS SOLD WITH A FRONT-END SALES CHARGE), HISTORICAL PERFORMANCE INFORMATION HAS BEEN RESTATED TO REFLECT THE ACTUAL MAXIMUM SALES CHARGE APPLICABLE TO CLASS A (I.E., 4.25%) AS COMPARED TO THE 5.50% SALES CHARGE IN EFFECT PRIOR TO JULY 28, 1997. IN ADDITION, CLASS A SHARES ARE NOW SUBJECT TO AN ONGOING 12b-1 FEE WHICH IS REFLECTED IN THE RESTATED PERFORMANCE FOR THAT CLASS. BECAUSE ALL SHARES OF THE FUND HELD PRIOR TO JULY 28, 1997 WERE DESIGNATED
CLASS D SHARES, THE FUND'S HISTORICAL PERFORMANCE HAS BEEN RESTATED TO REFLECT THE ABSENCE OF ANY SALES CHARGE.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on August 31, 2000.
(4) The Lehman Brothers U.S. Corporate High Yield Index tracks the performance of all below investment-grade securities which have at least $100 million in outstanding issuance, a maturity greater than one year, and are issued in fixed-rate U.S. dollar denominations. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum front-end sales charge for Class A is 4.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 2000

PRINCIPAL
AMOUNT IN                                                               COUPON           MATURITY
THOUSANDS                                                                RATE              DATE        VALUE
-----------------------------------------------------------------------------------------------------------------
            CORPORATE BONDS (95.1%)
            ADVERTISING/MARKETING SERVICES (0.5%)
 $ 10,000   Interep National Radio Sales Inc..................  10.00%                   07/01/08  $    8,900,000
                                                                                                   --------------
            AEROSPACE & DEFENSE (1.2%)
   15,000   Loral Space & Communications Ltd..................  9.50                     01/15/06      11,456,250
   12,500   Sabreliner Corp. - 144A*..........................  11.00                    06/15/08      10,343,750
                                                                                                   --------------
                                                                                                       21,800,000
                                                                                                   --------------
            BEVERAGES: NON-ALCOHOLIC (0.4%)
   10,000   Sparkling Spring Water (Canada)...................  11.50                    11/15/07       7,800,000
                                                                                                   --------------
            BROADCAST/MEDIA (0.8%)
    5,000   Jones International Networks Ltd..................  11.75                    07/01/05       5,000,000
   10,000   Tri-State Outdoor Media Group, Inc................  11.00                    05/15/08       8,650,000
                                                                                                   --------------
                                                                                                       13,650,000
                                                                                                   --------------
            BROADCASTING (2.4%)
   10,000   Capstar Broadcasting Partners, Inc................  12.75++                  02/01/09       9,400,000
    6,000   Cumulus Media Inc.................................  10.375                   07/01/08       5,460,000
   14,000   STC Broadcasting, Inc.............................  11.00                    03/15/07      13,860,000
   14,555   XM Satellite Radio Inc. (Units)++.................  14.00                    03/15/10      13,390,600
                                                                                                   --------------
                                                                                                       42,110,600
                                                                                                   --------------
            CABLE/SATELLITE TV (4.0%)
   50,687   Australis Holdings Property Ltd. (Australia)
              (a).............................................  15.00++                  11/01/02         506,870
    4,404   Australis Media Ltd. - 144A* (Australia) (a)......  0.00                     11/01/00         602,117
    8,212   Classic Cable Inc.................................  10.50                    03/01/10       6,815,960
   19,000   Diva Systems Corp. (Series B).....................  12.625++                 03/01/08       7,790,000
    9,955   FrontierVision Operating Partners, L.P............  11.00                    10/15/06      10,029,662
   10,000   James Cable Partners L.P. (Series B)..............  10.75                    08/15/04       8,700,000
   44,400   Knology Holdings, Inc.............................  11.875++                 10/15/07      22,200,000
   15,000   Ono Finance PLC (United Kingdom)..................  13.00                    05/01/09      14,250,000
                                                                                                   --------------
                                                                                                       70,894,609
                                                                                                   --------------
            CASINO/GAMING (1.5%)
   22,000   Aladdin Gaming Holdings/Capital Corp.
              (Series B)......................................  13.50++                  03/01/10      12,320,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                               COUPON           MATURITY
THOUSANDS                                                                RATE             DATE         VALUE
-----------------------------------------------------------------------------------------------------------------

 $ 20,500   Fitzgeralds Gaming Corp. (Series B) (b)...........  12.25%                   12/15/04  $   11,275,000
    3,850   Riviera Holdings Corp.............................  10.00                    08/15/04       3,542,000
                                                                                                   --------------
                                                                                                       27,137,000
                                                                                                   --------------
            CELLULAR TELEPHONE (4.8%)
    8,000   Dobson Communications Corp. - 144A*...............  10.875                   07/01/10       8,000,000
   10,500   Dobson/Sygnet Communications......................  12.25                    12/15/08      10,710,000
   29,800   Dolphin Telecom PLC (United Kingdom)
              (Series B)......................................  14.00++                  05/15/09       5,960,000
   25,025   Dolphin Telecom PLC (United Kingdom)..............  11.50++                  06/01/08       6,256,250
   13,000   Nextel Communications, Inc........................  10.65++                  09/15/07      10,497,500
   11,050   Nextel Partners Inc...............................  14.00++                  02/01/09       7,735,000
   13,000   Tritel PCS Inc....................................  12.75++                  05/15/09       9,100,000
   13,099   Triton PCS Inc....................................  11.00++                  05/01/08       9,889,745
    5,000   Voicestream Wireless Corp.........................  11.50                    09/15/09       5,600,000
   10,000   Voicestream Wireless Corp.........................  10.375                   11/15/09      10,800,000
                                                                                                   --------------
                                                                                                       84,548,495
                                                                                                   --------------
            CHEMICALS: SPECIALTY (0.9%)
   10,000   Lyondell Chemical Co. (Series B)..................  9.875                    05/01/07      10,200,000
    6,000   Octel Developments PLC (United Kingdom)...........  10.00                    05/01/06       5,670,000
                                                                                                   --------------
                                                                                                       15,870,000
                                                                                                   --------------
            COMMERCIAL PRINTING/FORMS (0.1%)
   13,000   Premier Graphics Inc. (b).........................  11.50                    12/01/05         910,000
                                                                                                   --------------
            CONSUMER/BUSINESS SERVICES (2.9%)
   28,000   Anacomp, Inc. (Series B)..........................  10.875                   04/01/04       6,440,000
    5,900   Anacomp, Inc. (Series D)..........................  10.875                   04/01/04       1,357,000
   13,000   Comforce Operating, Inc...........................  12.00                    12/01/07       7,020,000
   23,500   MDC Communications Corp. (Canada).................  10.50                    12/01/06      22,560,000
   15,200   Muzak LLC.........................................  9.875                    03/15/09      13,300,000
                                                                                                   --------------
                                                                                                       50,677,000
                                                                                                   --------------
            CONTAINERS/PACKAGING (3.5%)
   11,900   Berry Plastics Corp...............................  12.25                    04/15/04      11,483,500
   13,250   Berry Plastics Corp...............................  11.00                    07/15/07      12,057,500
   27,081   Envirodyne Industries, Inc........................  10.25                    12/01/01      18,685,890
   10,000   LLS Corp..........................................  11.625                   08/01/09       9,450,000
   14,715   Packaging Resources, Inc. (b).....................  11.625                   05/01/03      10,300,500
                                                                                                   --------------
                                                                                                       61,977,390
                                                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                               COUPON           MATURITY
THOUSANDS                                                                RATE             DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
            DIVERSIFIED MANUFACTURING (4.4%)
 $ 19,650   Eagle-Picher Industries, Inc......................  9.375%                   03/01/08  $   16,309,500
    6,200   Jordan Industries, Inc. (Class D).................  10.375                   08/01/07       5,828,000
   20,000   Jordan Industries, Inc. (Series B)................  10.375                   08/01/07      18,800,000
   57,338   Jordan Industries, Inc. (Series B)................  11.75++                  04/01/09      37,269,700
                                                                                                   --------------
                                                                                                       78,207,200
                                                                                                   --------------
            DRUGSTORE CHAINS (1.1%)
   10,000   Community Distributors, Inc. (Series B)...........  10.25                    10/15/04       7,800,000
    2,000   Rite Aid Corp.....................................  6.875                    08/15/13         800,000
   20,675   Rite Aid Corp.....................................  7.70                     02/15/27       8,270,000
    2,000   Rite Aid Corp. - 144A*............................  6.625                    12/15/08         820,000
    5,060   Rite Aid Corp. - 144A*............................  7.375                    12/15/28       2,024,000
                                                                                                   --------------
                                                                                                       19,714,000
                                                                                                   --------------
            ELECTRONIC DISTRIBUTORS (0.0%)
   20,000   CHS Electronics, Inc. (a) (b).....................  9.875                    04/15/05         400,000
                                                                                                   --------------
            ELECTRONIC EQUIPMENT/INSTRUMENTS (1.0%)
   15,450   High Voltage Engineering, Inc.....................  10.75                    08/15/04      10,660,500
    8,000   Telecommunication Techniques Co...................  9.75                     05/15/08       7,520,000
                                                                                                   --------------
                                                                                                       18,180,500
                                                                                                   --------------
            ELECTRONICS/APPLIANCES (1.3%)
   84,930   International Semi-Tech Microelectronics, Inc.
              (Canada) (a) (b)................................  11.50                    08/15/03         849,300
   10,000   Salton Inc........................................  10.75                    12/15/05       9,775,000
   13,000   Windmere-Durable Holdings, Inc....................  10.00                    07/31/08      12,545,000
                                                                                                   --------------
                                                                                                       23,169,300
                                                                                                   --------------
            ENGINEERING & CONSTRUCTION (0.8%)
    5,000   Metromedia Fiber Network, Inc.....................  10.00                    12/15/09       4,925,000
   10,000   Metromedia Fiber Network, Inc. (Series B).........  10.00                    11/15/08       9,850,000
                                                                                                   --------------
                                                                                                       14,775,000
                                                                                                   --------------
            ENTERTAINMENT & LEISURE (0.1%)
   10,850   AMF Bowling Worldwide Inc. (Series B).............  10.875                   03/15/06       2,278,500
                                                                                                   --------------
            ENVIRONMENTAL SERVICES (1.1%)
   22,000   Allied Waste North America, Inc. (Series B).......  10.00                    08/01/09      19,745,000
                                                                                                   --------------
            FINANCE/RENTAL/LEASING (0.3%)
    9,000   Neff Corp.........................................  10.25                    06/01/08       5,040,000
                                                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                               COUPON           MATURITY
THOUSANDS                                                                RATE             DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
            FOOD DISTRIBUTORS (2.4%)
 $  9,965   Fleming Companies, Inc. (Series B)................  10.50%                   12/01/04  $    9,068,150
   28,275   Fleming Companies, Inc. (Series B)................  10.625                   07/31/07      23,609,625
   10,000   Volume Services America, Inc......................  11.25                    03/01/09       9,150,000
                                                                                                   --------------
                                                                                                       41,827,775
                                                                                                   --------------
            FOOD RETAIL (1.0%)
    8,062   Eagle Food Centers Inc............................  11.00                    04/15/05       5,240,462
   16,500   Pueblo Xtra International, Inc....................  9.50                     08/01/03       7,755,000
    9,748   Pueblo Xtra International, Inc. (Series C)........  9.50                     08/01/03       4,581,560
                                                                                                   --------------
                                                                                                       17,577,022
                                                                                                   --------------
            FOOD: SPECIALTY/CANDY (1.6%)
  200,598   SFAC New Holdings Inc. (c)........................  13.00++                  06/15/09      28,083,671
                                                                                                   --------------
            HOTELS/RESORTS/CRUISELINES (0.3%)
   13,000   Epic Resorts LLC (Series B).......................  13.00                    06/15/05       5,720,000
                                                                                                   --------------
            HOUSEHOLD/PERSONAL CARE (0.5%)
    8,868   J.B. Williams Holdings, Inc.......................  12.00                    03/01/04       8,779,320
                                                                                                   --------------
            INDUSTRIAL SPECIALTIES (2.3%)
   10,000   Cabot Safety Corp.................................  12.50                    07/15/05      10,200,000
   14,500   Indesco International, Inc........................  9.75                     04/15/08       5,437,500
   15,963   International Wire Group, Inc.....................  11.75                    06/01/05      16,042,815
   10,500   Outsourcing Services Group, Inc. (Series B).......  10.875                   03/01/06       8,400,000
                                                                                                   --------------
                                                                                                       40,080,315
                                                                                                   --------------
            INTERNET SOFTWARE/SERVICES (4.5%)
   12,500   Colo.com - 144A* (Units)++........................  13.875                   03/15/10      12,750,000
   13,300   Cybernet Internet Services Inc....................  14.00                    07/01/09       5,719,000
   31,600   Globix Corp.......................................  12.50                    02/01/10      23,700,000
   11,000   PSINet, Inc.......................................  10.50                    12/01/06       9,460,000
   14,500   PSINet, Inc.......................................  11.00                    08/01/09      12,470,000
    3,120   Verio Inc.........................................  10.375                   04/01/05       3,433,685
    5,000   Verio Inc.........................................  11.25                    12/01/08       5,884,550
    5,000   Verio Inc.........................................  10.625                   11/15/09       5,908,700
                                                                                                   --------------
                                                                                                       79,325,935
                                                                                                   --------------
            MEDICAL SPECIALTIES (0.6%)
   26,500   MEDIQ/PRN Life Support Services, Inc. (b).........  11.00                    06/01/08         795,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                               COUPON           MATURITY
THOUSANDS                                                                RATE             DATE         VALUE
-----------------------------------------------------------------------------------------------------------------

 $  3,000   Universal Hospital Services, Inc. (Issued
              01/26/99).......................................  10.25%                   03/01/08  $    2,070,000
   10,000   Universal Hospital Services, Inc. (Issued
              02/25/98).......................................  10.25                    03/01/08       6,900,000
                                                                                                   --------------
                                                                                                        9,765,000
                                                                                                   --------------
            MEDICAL/NURSING SERVICES (1.0%)
    7,500   Pediatric Services of America, Inc. (Series A)....  10.00                    04/15/08       5,250,000
   12,000   Unilab Finance Corp...............................  12.75                    10/01/09      12,960,000
                                                                                                   --------------
                                                                                                       18,210,000
                                                                                                   --------------
            MOVIES/ENTERTAINMENT (0.2%)
   29,250   Regal Cinemas, Inc................................  9.50                     06/01/08       2,632,500
                                                                                                   --------------
            OFFICE EQUIPMENT/SUPPLIES (1.3%)
   10,000   Burhmann US Inc...................................  12.25                    11/01/09      10,300,000
   22,000   Mosler, Inc.......................................  11.00                    04/15/03      13,200,000
                                                                                                   --------------
                                                                                                       23,500,000
                                                                                                   --------------
            OIL REFINING/MARKETING (0.0%)
   53,800   Transamerican Refining Corp. (Series B) (a) (b)...  16.00                    06/30/03         672,500
                                                                                                   --------------
            OTHER CONSUMER SERVICES (0.4%)
   10,000   Source Media, Inc.................................  12.00                    11/01/04       6,800,000
                                                                                                   --------------
            OTHER CONSUMER SPECIALTIES (1.6%)
   35,000   Samsonite Corp....................................  10.75                    06/15/08      28,700,000
                                                                                                   --------------
            PUBLISHING: BOOKS/MAGAZINES (1.0%)
    4,500   American Media Operations, Inc....................  10.25                    05/01/09       4,488,750
   10,500   Perry-Judds, Inc..................................  10.625                   12/15/07       9,345,000
    5,000   Phoenix Color Corp................................  10.375                   02/01/09       4,200,000
                                                                                                   --------------
                                                                                                       18,033,750
                                                                                                   --------------
            RESTAURANTS (3.9%)
  141,992   American Restaurant Group Holdings, Inc. - 144A*
              (c).............................................  0.00                     12/15/05      39,757,760
   34,207   FRD Acquisition Corp. (Series B)..................  12.50                    07/15/04      12,656,590
   20,000   Friendly Ice Cream Corp...........................  10.50                    12/01/07      16,500,000
                                                                                                   --------------
                                                                                                       68,914,350
                                                                                                   --------------
            RETAIL - SPECIALTY (2.2%)
    9,000   Mrs. Fields Holdings Co...........................  14.00++                  12/01/05       4,050,000
    1,000   National Wine & Spirits...........................  10.125                   01/15/09         970,000
   18,225   Pantry, Inc.......................................  10.25                    10/15/07      17,860,500
   17,500   Petro Stopping Centers L.P........................  10.50                    02/01/07      15,750,000
                                                                                                   --------------
                                                                                                       38,630,500
                                                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                               COUPON           MATURITY
THOUSANDS                                                                RATE             DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
            SPECIALTY TELECOMMUNICATIONS (12.8%)
 $ 11,500   Birch Telecom Inc.................................  14.00%                   06/15/08  $    6,900,000
   23,950   DTI Holdings, Inc. (Series B).....................  12.50++                  03/01/08       9,101,000
   29,088   Esprit Telecom Group PLC (United Kingdom).........  10.875                   06/15/08      15,998,400
   17,085   Esprit Telecom Group PLC (United Kingdom).........  11.50                    12/15/07       9,909,300
   47,000   Firstworld Communications, Inc....................  13.00++                  04/15/08      14,570,000
   16,500   Globenet Comm Group Ltd. (Bermuda)................  13.00                    07/15/07      16,747,500
   15,000   Pac-West Telecom Inc. (Series B)..................  13.50                    02/01/09      14,400,000
    3,000   Primus Telecommunications Group, Inc..............  11.75                    08/01/04       1,950,000
    7,000   Primus Telecommunications Group, Inc..............  11.25                    01/15/09       4,410,000
    7,000   Primus Telecommunications Group, Inc..............  12.75                    10/15/09       4,480,000
   32,900   Primus Telecommunications Group, Inc.
              (Series B)......................................  9.875                    05/15/08      19,740,000
    2,000   RSL Communications PLC (United Kingdom)...........  9.125                    03/01/08         470,000
    9,000   RSL Communications PLC (United Kingdom)...........  10.50                    11/15/08       2,880,000
    3,000   RSL Communications PLC (United Kingdom)...........  9.875                    11/15/09         720,000
   13,000   Tele1 Europe BV (Netherlands).....................  13.00                    05/15/09      12,935,000
   12,000   Versatel Telecom BV (Netherlands) (Issued
              05/27/98).......................................  13.25                    05/15/08      11,460,000
   18,000   Versatel Telecom BV (Netherlands) (Issued
              12/03/98).......................................  13.25                    05/15/08      17,190,000
   21,695   Viatel Inc........................................  11.25                    04/15/08      12,366,150
    6,750   Viatel Inc. (Issued 3/19/99)......................  11.50                    03/15/09       3,847,500
   18,000   Viatel Inc. (Issued 12/08/99).....................  11.50                    03/15/09      10,260,000
   35,100   World Access, Inc. (c)............................  13.25                    01/15/08      29,835,000
   11,500   Worldwide Fiber Inc. (Canada).....................  12.00                    08/01/09      10,580,000
                                                                                                   --------------
                                                                                                      230,749,850
                                                                                                   --------------
            TELECOMMUNICATION EQUIPMENT (1.6%)
   17,100   SBA Communications Corp...........................  12.00++                  03/01/08      12,996,000
   18,500   Spectrasite Holdings, Inc.........................  12.00++                  07/15/08      12,580,000
    3,500   Spectrasite Holdings, Inc.........................  11.25++                  04/15/09       2,091,250
                                                                                                   --------------
                                                                                                       27,667,250
                                                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                               COUPON           MATURITY
THOUSANDS                                                                RATE             DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
            TELECOMMUNICATIONS (14.4%)
 $ 19,250   CapRock Communications Corp.......................  11.50%                   05/01/09  $   11,935,000
   16,750   CapRock Communications Corp. (Series B)...........  12.00                    07/15/08      10,552,500
   20,000   Covad Communications Group, Inc...................  12.50                    02/15/09      15,900,000
   61,075   e. Spire Communications, Inc......................  13.75                    07/15/07      31,759,000
   26,700   Focal Communications Corp. (Series B).............  12.125                   02/15/08      16,687,500
   28,250   GST Equipment Funding, Inc. (a)...................  13.25                    05/01/07      18,503,750
   15,000   Hyperion Telecommunication, Inc. (Series B).......  12.25                    09/01/04      14,475,000
   26,500   Level 3 Communications, Inc.......................  9.125                    05/01/08      23,750,625
   15,000   MGC Communications Inc. - 144A*...................  13.00                    04/01/10      12,450,000
    1,500   Nextlink Communications LLC.......................  12.50                    04/15/06       1,515,000
   17,500   NEXTLINK Communications, Inc......................  9.00                     03/15/08      15,618,750
   12,500   NEXTLINK Communications, Inc......................  10.75                    11/15/08      12,062,500
    9,000   NEXTLINK Communications, Inc......................  10.75                    06/01/09       8,685,000
   56,800   Normex Technologies Corp. (Series B) (a) (b)......  14.00                    05/15/02       2,272,000
   27,850   Rhythms Netconnections, Inc.......................  12.75                    04/15/09      17,545,500
   14,965   Rhythms Netconnections, Inc. (Series B)...........  13.50++                  05/15/08       5,911,175
   13,850   Startec Global Communications Corp................  12.00                    05/15/08      11,080,000
   11,300   Talton Holdings, Inc (Series B)...................  11.00                    06/30/07       9,379,000
   12,000   Williams Communications Group Inc.................  10.875                   10/01/09      11,550,000
                                                                                                   --------------
                                                                                                      251,632,300
                                                                                                   --------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY (0.7%)
   13,350   J.B. Poindexter & Co., Inc........................  12.50                    05/15/04      12,615,750
                                                                                                   --------------
            WIRELESS COMMUNICATIONS (7.7%)
   13,500   Advanced Radio Telecom Corp.......................  14.00                    02/15/07      11,880,000
   18,150   AMSC Acquisition Co., Inc. (Series B).............  12.25                    04/01/08      13,612,500
    9,000   Arch Communications, Inc..........................  12.75                    07/01/07       6,300,000
    7,200   Arch Escrow Corp..................................  13.75                    04/15/08       5,256,000
   65,300   CellNet Data Systems Inc. (a).....................  14.00++                  10/01/07       4,571,000
   19,610   Globalstar LP/Capital Corp........................  10.75                    11/01/04       5,588,850
   10,000   Metricom Inc......................................  13.00                    02/15/10       6,750,000
   16,739   Orbcomm Global LP/Capital Corp. (Series B)........  14.00                    08/15/04       2,510,850
   13,610   Paging Network, Inc. (b)..........................  8.875                    02/01/06       4,627,400
   42,580   Paging Network, Inc. (b)..........................  10.125                   08/01/07      14,477,200
   25,196   Paging Network, Inc. (b)..........................  10.00                    10/15/08       8,566,640

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                               COUPON           MATURITY
THOUSANDS                                                                RATE             DATE         VALUE
-----------------------------------------------------------------------------------------------------------------

 $ 20,230   USA Mobile Communications Holdings, Inc...........  9.50 %                   02/01/04  $   15,779,400
   18,800   USA Mobile Communications Holdings, Inc...........  14.00                    11/01/04      15,980,000
   31,000   Winstar Communications, Inc. - 144A*..............  14.75                    04/15/10      12,477,500
   10,000   Winstar Communications, Inc. - 144A*..............  12.75                    04/15/10       8,600,000
                                                                                                   --------------
                                                                                                      136,977,340
                                                                                                   --------------

            TOTAL CORPORATE BONDS
            (COST $2,504,300,986)................................................................   1,684,679,722
                                                                                                   --------------

            CONVERTIBLE BONDS (0.1%)
            HOTELS/RESORTS/CRUISELINES (0.1%)
    1,643   Premier Cruises Ltd. - 144A* (COST $1,643,000)....  10.00+                   08/15/05       1,610,140
                                                                                                   --------------

 NUMBER OF
   SHARES
------------
              COMMON STOCKS (d) (1.2%)
              APPAREL/FOOTWEAR RETAIL (0.0%)
 2,621,192    County Seat Stores, Inc. (c)......................................................          23,591
                                                                                                  --------------
              CASINO/GAMING (0.0%)
   207,312    Fitzgerald Gaming Corp............................................................             207
                                                                                                  --------------
              FOOD RETAIL (0.0%)
    61,033    Eagle Food Centers, Inc. (c)......................................................          68,662
                                                                                                  --------------
              FOOD: SPECIALTY/CANDY (0.0%)
    10,908    SFAC New Holdings Inc. (c)........................................................           2,727
   574,725    Specialty Foods Acquisition Corp. - 144A*.........................................         143,681
                                                                                                  --------------
                                                                                                         146,408
                                                                                                  --------------
              HOTELS/RESORTS/CRUISELINES (0.2%)
     7,500    Motels of America, Inc. - 144A*...................................................           1,875
   981,277    Premier Holdings Inc. (c).........................................................       2,943,831
   781,421    Vagabond Inns, Inc. (Class D).....................................................             781
                                                                                                  --------------
                                                                                                       2,946,487
                                                                                                  --------------
              MEDICAL/NURSING SERVICES (0.0%)
 1,151,324    Raintree Healthcare Corp. (c).....................................................          10,362
                                                                                                  --------------
              MOTOR VEHICLES (0.0%)
       709    Northern Holdings Industrial Corp. (c)*...........................................               1
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 2000, CONTINUED

NUMBER OF
  SHARES                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
              RESTAURANTS (0.0%)
    38,057    American Restaurant Group Holdings, Inc. - 144A*..................................  $        9,514
                                                                                                  --------------
              SPECIALTY TELECOMMUNICATIONS (1.0%)
   264,189    Tele1 Europe Holding AB (ADR) (Sweden)*...........................................       3,236,315
   486,691    Versatel Telecom International NV (ADR) (Netherlands).............................      13,901,112
    94,263    World Access, Inc. (c)............................................................         854,259
                                                                                                  --------------
                                                                                                      17,991,686
                                                                                                  --------------
              TELECOMMUNICATION EQUIPMENT (0.0%)
   196,000    FWT Inc. (Class A) (c)............................................................           1,960
                                                                                                  --------------
              TEXTILES (0.0%)
 1,754,730    United States Leather, Inc. (c)...................................................          15,793
                                                                                                  --------------

              TOTAL COMMON STOCKS
              (COST $131,797,350)...............................................................      21,214,671
                                                                                                  --------------

              PREFERRED STOCKS (0.1%)
              OIL REFINING/MARKETING (0.0%)
    94,432    Transamerica Refining Corp. (Conv.) (Class B)*....................................             944
    51,938    Transamerica Refining Corp. (Conv.) (Class C)*....................................             520
   136,926    Transamerica Refining Corp. (Conv.) (Class D)*....................................           1,369
   283,295    Transamerica Refining Corp. (Conv.) (Class E)*....................................           2,833
                                                                                                  --------------
                                                                                                           5,666
                                                                                                  --------------
              RESTAURANTS (0.1%)
     4,404    American Restaurant Group Holdings, Inc. (Series B)...............................       1,321,200
                                                                                                  --------------
              TELECOMMUNICATION EQUIPMENT (0.1%)
 1,960,000    FWT Inc. (Series A)...............................................................         980,000
                                                                                                  --------------

              TOTAL PREFERRED STOCKS
              (COST $14,518,815)................................................................       2,306,866
                                                                                                  --------------

 NUMBER OF                                                                            EXPIRATION
  WARRANTS                                                                               DATE
------------                                                                          ----------
              WARRANTS (d) (0.3%)
              AEROSPACE & DEFENSE (0.0%)
    9,000     Sabreliner Corp. - 144A*..............................................   04/15/03           90,000
                                                                                                  --------------
              CABLE/SATELLITE TV (0.1%)
   57,000     Diva Systems Corp. - 144A*............................................   03/01/08          798,000
   15,000     Ono Finance PLC - 144A* (United Kingdom)..............................   05/31/09        1,500,000
                                                                                                  --------------
                                                                                                       2,298,000
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 2000, CONTINUED

NUMBER OF                                                                             EXPIRATION
WARRANTS                                                                               DATE          VALUE
----------------------------------------------------------------------------------------------------------------
              CASINO/GAMING (0.0%)
  220,000     Aladdin Gaming, Inc. - 144A*..........................................   03/01/10   $        2,200
                                                                                                  --------------
              HOTELS/RESORTS/CRUISELINES (0.0%)
   13,000     Epic Resorts LLC - 144A*..............................................   06/15/05              130
                                                                                                  --------------
              INTERNET SOFTWARE/SERVICES (0.0%)
   13,300     Cybernet Internet Services Inc. - 144A*...............................   07/01/09           66,500
                                                                                                  --------------
              OIL REFINING/MARKETING (0.0%)
   33,800     Transamerican Refining Corp. - 144A*..................................   06/30/03               34
   20,000     Transamerican Refining Corp. - 144A*..................................   06/30/03               20
                                                                                                  --------------
                                                                                                              54
                                                                                                  --------------
              RESTAURANTS (0.0%)
    3,500     American Restaurant Group Holdings, Inc. - 144A*......................   08/15/08               35
                                                                                                  --------------
              RETAIL - SPECIALTY (0.0%)
    9,000     Mrs. Fields Holding Inc...............................................   12/01/05           90,000
                                                                                                  --------------
              SPECIALTY TELECOMMUNICATIONS (0.1%)
   11,500     Birch Telecom Inc. - 144A*............................................   06/15/08        1,150,000
  119,750     DTI Holdings Inc. - 144A*.............................................   03/01/08            1,197
   47,000     Firstworld Communications, Inc. - 144A*...............................   04/15/08          940,000
                                                                                                  --------------
                                                                                                       2,091,197
                                                                                                  --------------
              TELECOMMUNICATIONS (0.0%)
   11,850     Startec Global Communications Corp. - 144A*...........................   05/15/08           11,850
                                                                                                  --------------
              WIRELESS COMMUNICATIONS (0.0%)
   10,000     Metricom, Inc.........................................................   02/15/10          300,000
   16,250     Motient Corp. - 144A*.................................................   04/01/08          568,750
                                                                                                  --------------
                                                                                                         868,750
                                                                                                  --------------

              TOTAL WARRANTS
              (COST $7,758,300).................................................................       5,518,716
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                     COUPON           MATURITY
THOUSANDS                                                                      RATE              DATE        VALUE
-----------------------------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT (0.5%)
            REPURCHASE AGREEMENT
 $  9,685   The Bank of New York (dated 08/31/00; proceeds
              $9,686,430) (e) (COST 9,684,698)......................  6.438%                   09/01/00  $    9,684,698
                                                                                                         --------------

TOTAL INVESTMENTS
(COST $2,669,703,149) (F).................................   97.3%    1,725,014,813

OTHER ASSETS IN EXCESS OF LIABILITIES.....................    2.7        47,158,184
                                                            -----   ---------------

NET ASSETS................................................  100.0%  $ 1,772,172,997
                                                            -----   ---------------
                                                            -----   ---------------

---------------------

ADR  American Depository Receipt.
 *   Resale is restricted to qualified institutional investors.
 +   Payment-in-kind security.
++ Currently a zero coupon bond that will pay interest at the rate shown at a future specified date.
++ Consists of one or more classes of securities traded together as a unit; bonds with attached warrants.
(a)  Issuer in bankruptcy.
(b)  Non-income producing security; bond in default.
(c)  Acquired through exchange offer.
(d)  Non-income producing securities.
(e) Collateralized by $14,593,725 Federal National Mortgage Assoc. 7.998% due 08/01/28 valued at $9,880,253.
(f) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $38,429,897 and the aggregate gross unrealized depreciation is $983,118,233, resulting in net unrealized depreciation of $944,688,336.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2000

ASSETS:
Investments in securities, at value (cost $2,669,703,149)...................................  $1,725,014,813
Receivable for:
    Interest................................................................................      50,012,920
    Capital stock sold......................................................................       4,630,696
Prepaid expenses and other assets...........................................................         138,952
                                                                                              --------------
     TOTAL ASSETS...........................................................................   1,779,797,381
                                                                                              --------------
LIABILITIES:
Payable for:
    Capital stock repurchased...............................................................       4,265,193
    Investments purchased...................................................................       1,573,028
    Plan of distribution fee................................................................         972,370
    Investment management fee...............................................................         621,160
Accrued expenses and other payables.........................................................         192,633
                                                                                              --------------
     TOTAL LIABILITIES......................................................................       7,624,384
                                                                                              --------------
     NET ASSETS.............................................................................  $1,772,172,997
                                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $3,175,159,265
Net unrealized depreciation.................................................................    (944,688,336)
Dividends in excess of net investment income................................................      (2,808,348)
Accumulated net realized loss...............................................................    (455,489,584)
                                                                                              --------------
     NET ASSETS.............................................................................  $1,772,172,997
                                                                                              ==============
CLASS A SHARES:
Net Assets..................................................................................  $   57,273,029
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................      13,173,595
     NET ASSET VALUE PER SHARE..............................................................           $4.35
                                                                                              ==============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)......................................           $4.54
                                                                                              ==============
CLASS B SHARES:
Net Assets..................................................................................  $1,381,008,060
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................     318,378,888
     NET ASSET VALUE PER SHARE..............................................................           $4.34
                                                                                              ==============
CLASS C SHARES:
Net Assets..................................................................................  $   86,950,510
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................      20,020,246
     NET ASSET VALUE PER SHARE..............................................................           $4.34
                                                                                              ==============
CLASS D SHARES:
Net Assets..................................................................................  $  246,941,398
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................      56,793,347
     NET ASSET VALUE PER SHARE..............................................................           $4.35
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2000

NET INVESTMENT INCOME:

INTEREST INCOME..............................................................................  $ 306,202,922
                                                                                               -------------

EXPENSES
Plan of distribution fee (Class A shares)....................................................        135,074
Plan of distribution fee (Class B shares)....................................................     12,574,558
Plan of distribution fee (Class C shares)....................................................        840,794
Investment management fee....................................................................      8,439,728
Transfer agent fees and expenses.............................................................      1,608,009
Custodian fees...............................................................................        148,502
Shareholder reports and notices..............................................................        139,816
Registration fees............................................................................        118,574
Professional fees............................................................................         78,551
Directors' fees and expenses.................................................................         17,345
Other........................................................................................         52,519
                                                                                               -------------

     TOTAL EXPENSES..........................................................................     24,153,470
                                                                                               -------------

     NET INVESTMENT INCOME...................................................................    282,049,452
                                                                                               -------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss............................................................................    (16,496,280)
Net change in unrealized depreciation........................................................   (457,477,753)
                                                                                               -------------

     NET LOSS................................................................................   (473,974,033)
                                                                                               -------------

NET DECREASE.................................................................................  $(191,924,581)
                                                                                               =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE YEAR     FOR THE YEAR
                                                                                 ENDED            ENDED
                                                                            AUGUST 31, 2000  AUGUST 31, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.....................................................  $  282,049,452   $  289,651,675
Net realized loss.........................................................     (16,496,280)     (65,548,410)
Net change in unrealized depreciation.....................................    (457,477,753)    (193,563,887)
                                                                            --------------   --------------

     NET INCREASE (DECREASE)..............................................    (191,924,581)      30,539,378
                                                                            --------------   --------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares............................................................      (9,668,632)      (7,768,308)
Class B shares............................................................    (229,455,500)    (229,484,007)
Class C shares............................................................     (13,449,909)     (10,585,900)
Class D shares............................................................     (42,391,609)     (47,045,091)
                                                                            --------------   --------------

     TOTAL DIVIDENDS......................................................    (294,965,650)    (294,883,306)
                                                                            --------------   --------------
Net increase (decrease) from capital stock transactions...................    (179,646,437)     454,019,292
                                                                            --------------   --------------

     NET INCREASE (DECREASE)..............................................    (666,536,668)     189,675,364

NET ASSETS:
Beginning of period.......................................................   2,438,709,665    2,249,034,301
                                                                            --------------   --------------

     END OF PERIOD
    (INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF $2,808,348
    AND UNDISTRIBUTED NET INVESTMENT INCOME OF $10,091,362,
    RESPECTIVELY).........................................................  $1,772,172,997   $2,438,709,665
                                                                            ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter High Yield Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price. (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2000, CONTINUED

by the Directors. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and
(5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2000, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.325% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.30% to the portion of daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $59,549,106 at August 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2000, CONTINUED

other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.20% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A Shares, Class B shares and Class C shares of $26,734, $4,887,041 and $86,304, respectively and received $187,035 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2000, aggregated $406,418,566 and $692,827,331, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $1,200.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended August 31, 2000 included in Directors' fees and expenses in the Statement of Operations amounted to $5,845. At August 31, 2000, the Fund had an accrued pension liability of $53,705 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2000, CONTINUED

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                           FOR THE YEAR                      FOR THE YEAR
                                                                              ENDED                             ENDED
                                                                         AUGUST 31, 2000                   AUGUST 31, 1999
                                                                   ----------------------------      ----------------------------
                                                                      SHARES         AMOUNT             SHARES         AMOUNT
                                                                   ------------   -------------      ------------   -------------
CLASS A SHARES
Sold.............................................................    20,398,269   $ 102,571,421        14,286,295   $  83,691,711
Reinvestment of dividends........................................       938,139       4,701,847           663,857       3,835,707
Redeemed.........................................................   (20,620,177)   (103,264,873)       (7,475,634)    (43,226,489)
                                                                   ------------   -------------      ------------   -------------
Net increase - Class A...........................................       716,231       4,008,395         7,474,518      44,300,929
                                                                   ------------   -------------      ------------   -------------

CLASS B SHARES
Sold.............................................................    83,309,893     422,185,285       158,254,779     925,430,936
Reinvestment of dividends........................................    16,592,293      82,984,770        14,916,788      86,253,971
Redeemed.........................................................  (131,901,232)   (669,368,755)     (109,357,421)   (637,513,069)
                                                                   ------------   -------------      ------------   -------------
Net increase (decrease) - Class B................................   (31,999,046)   (164,198,700)       63,814,146     374,171,838
                                                                   ------------   -------------      ------------   -------------

CLASS C SHARES
Sold.............................................................    10,104,080      51,348,473        20,141,052     117,563,491
Reinvestment of dividends........................................     1,362,762       6,824,019           965,180       5,575,865
Redeemed.........................................................   (11,267,273)    (57,763,912)      (10,489,731)    (60,989,647)
                                                                   ------------   -------------      ------------   -------------
Net increase - Class C...........................................       199,569         408,580        10,616,501      62,149,709
                                                                   ------------   -------------      ------------   -------------

CLASS D SHARES
Sold.............................................................     9,035,431      45,961,462        13,701,316      80,018,104
Reinvestment of dividends........................................     4,875,203      24,378,740         4,485,925      26,008,989
Redeemed.........................................................   (17,661,637)    (90,204,914)      (22,704,747)   (132,630,277)
                                                                   ------------   -------------      ------------   -------------
Net decrease - Class D...........................................    (3,751,003)    (19,864,712)       (4,517,506)    (26,603,184)
                                                                   ------------   -------------      ------------   -------------
Net increase (decrease) in Fund..................................   (34,834,249)  $(179,646,437)       77,387,659   $ 454,019,292
                                                                   ============   =============      ============   =============

6. FEDERAL INCOME TAX STATUS

At August 31, 2000, the Fund had a net capital loss carryover of approximately $432,337,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through August 31 of the following years:

                                AMOUNTS IN THOUSANDS
------------------------------------------------------------------------------------
 2001       2002       2003       2004       2005       2006       2007       2008
-------   --------   --------   --------   --------   --------   --------   --------
$45,084   $166,660   $50,599    $23,296    $39,319    $12,603    $24,919    $69,857
=======   ========   =======    =======    =======    =======    =======    =======

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2000, CONTINUED

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $11,629,000 during fiscal 2000.

At August 31, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and interest on bonds in default and permanent book/tax differences primarily attributable to an expired capital loss carryover. To reflect reclassifications rising from the permanent differences, paid-in-capital was charged $182,217,561, accumulated net realized loss was credited $182,201,073 and dividends in excess of net investment income was credited $16,488.

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                  FOR THE PERIOD
                                                               FOR THE YEAR ENDED AUGUST 31,      JULY 28, 1997*
                                                              -------------------------------         THROUGH
                                                               2000        1999        1998       AUGUST 31, 1997
-----------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................  $  5.51     $  6.16     $  6.82         $  6.83
                                                              -------     -------     -------         -------

Income (loss) from investment operations:
   Net investment income....................................     0.69        0.72        0.76            0.07
   Net realized and unrealized loss.........................    (1.13)      (0.63)      (0.71)          (0.03)
                                                              -------     -------     -------         -------

Total income (loss) from investment operations..............    (0.44)       0.09        0.05            0.04
                                                              -------     -------     -------         -------

Less dividends from net investment income...................    (0.72)      (0.74)      (0.71)          (0.05)
                                                              -------     -------     -------         -------

Net asset value, end of period..............................  $  4.35     $  5.51     $  6.16         $  6.82
                                                              =======     =======     =======         =======

TOTAL RETURN+...............................................    (8.88)%      1.47%       0.40%           0.65%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................     0.70 %(3)    0.68%(3)    0.75%(3)        0.93%(2)

Net investment income.......................................    13.62 %(3)   12.42%(3)   11.30%(3)       11.80%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $57,273     $68,667     $30,678          $1,996

Portfolio turnover rate.....................................       20 %        36%         66%            113%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                        FOR THE PERIOD
                                                                FOR THE YEAR ENDED AUGUST 31,           JULY 28, 1997*
                                                           ----------------------------------------         THROUGH
                                                              2000           1999           1998        AUGUST 31, 1997
-----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period.....................  $     5.50     $     6.15     $     6.82         $  6.83
                                                           ----------     ----------     ----------         -------

Income (loss) from investment operations:
   Net investment income.................................        0.66           0.69           0.73            0.07
   Net realized and unrealized loss......................       (1.13)         (0.64)         (0.72)          (0.03)
                                                           ----------     ----------     ----------         -------

Total income (loss) from investment operations...........       (0.47)          0.05           0.01            0.04
                                                           ----------     ----------     ----------         -------

Less dividends from net investment income................       (0.69)         (0.70)         (0.68)          (0.05)
                                                           ----------     ----------     ----------         -------

Net asset value, end of period...........................  $     4.34     $     5.50     $     6.15         $  6.82
                                                           ==========     ==========     ==========         =======

TOTAL RETURN+............................................       (9.39)%         0.92%         (0.23)%          0.62%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................        1.25 %(3)       1.24%(3)       1.25 %(3)        1.42%(2)

Net investment income....................................       13.07 %(3)      11.86%(3)      10.80 %(3)       11.28%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..................  $1,381,008     $1,927,186     $1,761,147         $15,828

Portfolio turnover rate..................................          20 %           36%            66 %           113%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                              FOR THE PERIOD
                                                                   FOR THE YEAR ENDED AUGUST 31,              JULY 28, 1997*
                                                           ---------------------------------------------          THROUGH
                                                              2000             1999             1998          AUGUST 31, 1997
-----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period                       $     5.51       $     6.15       $     6.82           $  6.83
                                                           ----------       ----------       ----------           -------

Income (loss) from investment operations:
   Net investment income.................................        0.66             0.68             0.72              0.07
   Net realized and unrealized loss......................       (1.14)           (0.62)           (0.72)            (0.03)
                                                           ----------       ----------       ----------           -------

Total income (loss) from investment operations...........       (0.48)            0.06             0.00              0.04
                                                           ----------       ----------       ----------           -------

Less dividends from net investment income................       (0.69)           (0.70)           (0.67)            (0.05)
                                                           ----------       ----------       ----------           -------

Net asset value, end of period...........................  $     4.34       $     5.51       $     6.15           $  6.82
                                                           ==========       ==========       ==========           =======

TOTAL RETURN+............................................       (9.66)%           0.99%           (0.34)%            0.62%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................        1.35 %(3)        1.34%(3)         1.36 %(3)         1.52%(2)

Net investment income....................................       12.97 %(3)       11.76%(3)        10.69 %(3)        11.18%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..................     $86,951         $109,142          $56,626            $5,225

Portfolio turnover rate..................................          20 %             36%              66 %             113%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                             FOR THE YEAR ENDED AUGUST 31
                                                      ---------------------------------------------------------------------------
                                                        2000++       1999++           1998++            1997*            1996
---------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period................   $   5.51     $   6.16         $   6.82         $   6.71         $   6.77
                                                       --------     --------         --------         --------         --------

Income (loss) from investment operations:
   Net investment income............................       0.70         0.74             0.78             0.79             0.83
   Net realized and unrealized gain (loss)..........      (1.13)       (0.64)           (0.71)            0.15            (0.12)
                                                       --------     --------         --------         --------         --------

Total income (loss) from investment operations......      (0.43)        0.10             0.07             0.94             0.71
                                                       --------     --------         --------         --------         --------

Less dividends from net investment income...........      (0.73)       (0.75)           (0.73)           (0.83)           (0.77)
                                                       --------     --------         --------         --------         --------

Net asset value, end of period......................   $   4.35     $   5.51         $   6.16         $   6.82         $   6.71
                                                       ========     ========         ========         ========         ========

TOTAL RETURN+.......................................      (8.69)%       1.67%            0.63%           15.01%           11.07%

RATIOS TO AVERAGE NET ASSETS:
Expenses............................................       0.50 %(1)      0.49%(1)       0.51%(1)         0.68%            0.66%

Net investment income...............................      13.82 %(1)     12.61%(1)      11.54%(1)        11.78%           12.27%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.............   $246,941     $333,714         $400,582         $479,020         $460,203

Portfolio turnover rate.............................         20 %         36%              66%             113%              49%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter High Yield Securities (the "Fund") including the portfolio of investments, as of August 31, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 1999 and the financial highlights for each of the respective stated periods ended August 31, 1999 were audited by other independent accountants whose report, dated October 8, 1999, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter High Yield Securities as of August 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
OCTOBER 9, 2000

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audit for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Directors and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Peter M. Avelar
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048





This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.





MORGAN STANLEY
DEAN WITTER
HIGH YIELD
SECURITIES



[GRAPHIC]



ANNUAL REPORT
AUGUST 31, 2000